Label	Element	Value
GMO Resources Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GMO SERIES TRUST Supplement dated March 6, 2020 to the GMO Series Trust Prospectus dated June 30, 2019, as supplemented GMO Resources Series Fund
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Resources Series Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The section on page 28 of the Prospectus captioned “Shareholder fees” is removed in its entirety.